Financial Instruments by Category (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments by Category [Abstract]
Schedule of Categories of Financial Instruments

The carrying amounts of each of the categories of financial instruments of the Group as of the end of each of the Relevant Periods are as follows:

	As of December 31,
	2023	2024
	revised
	$’000	$’000
Financial assets:
Financial assets at FVTPL:
Dual currency structured deposit	—	—
Wealth management product	7	7
Total	7	7
Other financial assets:
Financial assets included in prepayments, other receivables and other assets	2,978	1,464
Cash and cash equivalents	91,492	60,902
Short-term investments at amortized cost.	7,000	—
Long-term investments at amortized cost	24,849	—
Total	126,319	62,366
Financial liabilities:
Trade payables	14,348	10,146
Financial liabilities included in other payables and accruals	4,247	275
Lease liabilities	1,191	896
Interest-bearing bank and other borrowings	30,357	26,330
Total	50,143	37,647
Financial liabilities at FVTPL:
Financial instruments measured at FVTPL	—	—
Total	—	—